Strategic Investments - The Green Organic Dutchman Holdings Ltd. (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 27, 2018 CAD ($) $ / shares shares	Jun. 30, 2020 CAD ($) $ / shares shares	Jun. 30, 2020 CAD ($) $ / shares $ / shares shares	Jun. 30, 2019 CAD ($) $ / shares shares	Jun. 30, 2020 $ / shares	Jun. 30, 2018 CAD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in subsidiaries, joint ventures and associates		$ 18,114	$ 18,114	$ 118,845		$ 334,442
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets		$ 11,955		144,368
Average share price (in CAD per share) | (per share)		$ 27.85	$ 20.73
Share price (in CAD per share) | $ / shares					$ 12.42
Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Transfer from (to) investment in associates		$ (1,775)		280,702
Unrealized loss on changes in fair value		43,613		78,837
Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Transfer from (to) investment in associates				(3,413)
Unrealized loss on changes in fair value		$ 35,099		$ 17,725
TGOD | Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Total shareholdings (in shares) | shares	39,674,584	0	0
Transfer from (to) investment in associates	$ 275,300
Quoted stock price (in CAD per share) | $ / shares	$ 6.94
Number of shares sold (in shares) | shares		28,833,334		10,841,250
Proceeds from sale of common shares		$ 86,500		$ 47,400
Average share price (in CAD per share) | $ / shares		$ 3.00		$ 4.37
Loss on sale of shares		$ 115,300		$ 28,300
Unrealized loss on changes in fair value		$ 6,700
Subscription Receipt Warrants and Milestone Options | TGOD | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Quoted stock price (in CAD per share) | $ / shares				$ 1.41
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets				$ (71,500)
Fair value of financial instrument				23,500
Subscription Receipt Warrants | TGOD | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Quoted stock price (in CAD per share) | $ / shares		$ 0.065	$ 0.065
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets		$ (22,400)		(43,900)
Number of warrants held by entity (in shares) | shares		16,666,667	16,666,667
Fair value of financial instrument		$ 1,100	$ 1,100
Milestone Options | TGOD | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets				$ (27,600)
Participation Right Warrants | TGOD | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets		$ (600)
Number of warrants held by entity (in shares) | shares				3,170,625
Fair value of financial instrument				$ 600
Warrant expirations in period (in shares) | shares		3,170,625
Share price (in CAD per share) | $ / shares				$ 3.23
Risk-free interest rate | Participation Right Warrants | TGOD | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets				0.0177
Dividend yield | Participation Right Warrants | TGOD | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets				0
Historical volatility for shares | Participation Right Warrants | TGOD | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets				0.7456
Expected life | Participation Right Warrants | TGOD | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets				0.84
TGOD
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in subsidiaries, joint ventures and associates	$ 131,000	$ 0	$ 0	$ 0		$ 132,292
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets				$ 144,400